Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
TrueShares Structured Outcome January ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome January ETF
Class Name	TrueShares Structured Outcome January ETF
Trading Symbol	JANZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome January ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/janz. You can also request this information by contacting us at 1-877-774-8783.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-774-8783
Additional Information Website	https://www.true-shares.com/janz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
TrueShares Structured Outcome January ETF	$40	0.79%
[1]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/janz for more recent performance information.
Net Assets	$ 24,264,710
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$24,264,710
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Bills	91.0%
Purchased Options	7.6%
Money Market Funds	0.1%
Written Options	-1.4%
Cash & Other	2.7%

Top 10 Issuers	(%)
United States Treasury Bill	91.0%
SPDR S&P 500 ETF Trust	6.2%
First American Treasury Obligations Fund	0.1%

Material Fund Change [Text Block]
Other Material Fund Changes:
The LiFT Board has approved an Agreement and Plan of Reorganization for the Funds to convert into a newly-created series of the Elevation Series Trust. The Reorganizations are primarily being driven by the Advisor’s pursuit of operational efficiencies by transitioning to an administrator that services other products managed by the Advisor.

Updated Prospectus Web Address	https://www.true-shares.com/janz
TrueShares Structured Outcome February ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome February ETF
Class Name	TrueShares Structured Outcome February ETF
Trading Symbol	FEBZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome February ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/febz. You can also request this information by contacting us at 1-877-774-8783.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-774-8783
Additional Information Website	https://www.true-shares.com/febz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
TrueShares Structured Outcome February ETF	$40	0.79%
[2]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/febz for more recent performance information.
Net Assets	$ 9,331,958
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$9,331,958
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Bills	94.8%
Purchased Options	6.6%
Money Market Funds	0.1%
Written Options	-1.9%
Cash & Other	0.4%

Top 10 Issuers	(%)
United States Treasury Bill	94.8%
SPDR S&P 500 ETF ust	4.8%
First American Treasury Obligations Fund	0.1%

Material Fund Change [Text Block]
Other Material Fund Changes:
The LiFT Board has approved an Agreement and Plan of Reorganization for the Funds to convert into a newly-created series of the Elevation Series Trust. The Reorganizations are primarily being driven by the Advisor’s pursuit of operational efficiencies by transitioning to an administrator that services other products managed by the Advisor.

Updated Prospectus Web Address	https://www.true-shares.com/febz
TrueShares Structured Outcome March ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome March ETF
Class Name	TrueShares Structured Outcome March ETF
Trading Symbol	MARZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome March ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/marz. You can also request this information by contacting us at 1-877-774-8783.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-774-8783
Additional Information Website	https://www.true-shares.com/marz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
TrueShares Structured Outcome March ETF	$40	0.80%
[3]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/marz for more recent performance information.
Net Assets	$ 14,056,398
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$14,056,398
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Bills	93.1%
Purchased Options	7.9%
Money Market Funds	0.1%
Written Options	-1.9%
Cash & Other	0.8%

Top 10 Issuers	(%)
United States Treasury Bill	93.1%
SPDR S&P 500 ETF ust	6.0%
First American Treasury Obligations Fund	0.1%

Material Fund Change [Text Block]
Other Material Fund Changes:
The LiFT Board has approved an Agreement and Plan of Reorganization for the Funds to convert into a newly-created series of the Elevation Series Trust. The Reorganizations are primarily being driven by the Advisor’s pursuit of operational efficiencies by transitioning to an administrator that services other products managed by the Advisor.

Updated Prospectus Web Address	https://www.true-shares.com/marz
TrueShares Structured Outcome April ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome April ETF
Class Name	TrueShares Structured Outcome April ETF
Trading Symbol	APRZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome April ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/aprz. You can also request this information by contacting us at 1-877-774-8783.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-774-8783
Additional Information Website	https://www.true-shares.com/aprz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
TrueShares Structured Outcome April ETF	$40	0.79%
[4]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/aprz for more recent performance information.
Net Assets	$ 11,386,127
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$11,386,127
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Bills	85.0%
Purchased Options	11.9%
Money Market Funds	0.2%
Written Options	-1.6%
Cash & Other	4.5%

Top 10 Issuers	(%)
United States Treasury Bill	85.0%
SPDR S&P 500 ETF Trust	10.4%
First American Treasury Obligations Fund	0.2%

Material Fund Change [Text Block]
Other Material Fund Changes:
The LiFT Board has approved an Agreement and Plan of Reorganization for the Funds to convert into a newly-created series of the Elevation Series Trust. The Reorganizations are primarily being driven by the Advisor’s pursuit of operational efficiencies by transitioning to an administrator that services other products managed by the Advisor.

Updated Prospectus Web Address	https://www.true-shares.com/aprz
TrueShares Structured Outcome May ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome May ETF
Class Name	TrueShares Structured Outcome May ETF
Trading Symbol	MAYZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome May ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/mayz. You can also request this information by contacting us at 1-877-774-8783.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-774-8783
Additional Information Website	https://www.true-shares.com/mayz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
TrueShares Structured Outcome May ETF	$40	0.79%
[5]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/mayz for more recent performance information.
Net Assets	$ 8,806,318
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$8,806,318
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Bills	86.9%
Purchased Options	13.1%
Money Market Funds	0.2%
Written Options	-1.7%
Cash & Other	1.5%

Top 10 Issuers	(%)
United States Treasury Bill	87.0%
SPDR S&P 500 ETF Trust	11.4%
First American Treasury Obligations Fund	0.2%

Material Fund Change [Text Block]
Other Material Fund Changes:
The LiFT Board has approved an Agreement and Plan of Reorganization for the Funds to convert into a newly-created series of the Elevation Series Trust. The Reorganizations are primarily being driven by the Advisor’s pursuit of operational efficiencies by transitioning to an administrator that services other products managed by the Advisor.

Updated Prospectus Web Address	https://www.true-shares.com/mayz
TrueShares Structured Outcome June ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome June ETF
Class Name	TrueShares Structured Outcome June ETF
Trading Symbol	JUNZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome June ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/junz. You can also request this information by contacting us at 1-877-774-8783.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-774-8783
Additional Information Website	https://www.true-shares.com/junz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
TrueShares Structured Outcome June ETF	$40	0.79%
[6]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/junz for more recent performance information.
Net Assets	$ 9,397,145
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$9,397,145
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Bills	87.9%
Purchased Options	9.6%
Money Market Funds	0.1%
Written Options	-2.4%
Cash & Other	4.8%

Top 10 Issuers	(%)
United States Treasury Bill	88.0%
SPDR S&P 500 ETF Trust	7.1%
First American Treasury Obligations Fund	0.1%

Material Fund Change [Text Block]
Other Material Fund Changes:
The LiFT Board has approved an Agreement and Plan of Reorganization for the Funds to convert into a newly-created series of the Elevation Series Trust. The Reorganizations are primarily being driven by the Advisor’s pursuit of operational efficiencies by transitioning to an administrator that services other products managed by the Advisor.

Updated Prospectus Web Address	https://www.true-shares.com/junz
TrueShares Structured Outcome July ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome July ETF
Class Name	TrueShares Structured Outcome July ETF
Trading Symbol	JULZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome July ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/julz. You can also request this information by contacting us at 1-877-774-8783.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-774-8783
Additional Information Website	https://www.true-shares.com/julz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
TrueShares Structured Outcome July ETF	$40	0.79%
[7]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/julz for more recent performance information.
Net Assets	$ 35,175,518
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$35,175,518
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Bills	88.7%
Purchased Options	7.2%
Money Market Funds	0.0%
Written Options	-3.3%
Cash & Other	7.4%

Top 10 Issuers	(%)
United States Treasury Bill	88.7%
SPDR S&P 500 ETF Trust	3.9%
First American Treasury Obligations Fund	0.0%

Material Fund Change [Text Block]
Other Material Fund Changes:
The LiFT Board has approved an Agreement and Plan of Reorganization for the Funds to convert into a newly-created series of the Elevation Series Trust. The Reorganizations are primarily being driven by the Advisor’s pursuit of operational efficiencies by transitioning to an administrator that services other products managed by the Advisor.

Updated Prospectus Web Address	https://www.true-shares.com/julz
TrueShares Structured Outcome August ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome August ETF
Class Name	TrueShares Structured Outcome August ETF
Trading Symbol	AUGZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome August ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/augz. You can also request this information by contacting us at 1-877-774-8783.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-774-8783
Additional Information Website	https://www.true-shares.com/augz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
TrueShares Structured Outcome August ETF	$40	0.79%
[8]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/augz for more recent performance information.
Net Assets	$ 21,630,213
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$21,630,213
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Bills	89.5%
Purchased Options	9.8%
Money Market Funds	0.1%
Written Options	-0.1%
Cash & Other	0.7%

Top 10 Issuers	(%)
United States Treasury Bill	89.5%
SPDR S&P 500 ETF Trust	9.7%
First American Treasury Obligations Fund	0.1%

Material Fund Change [Text Block]
Other Material Fund Changes:
The LiFT Board has approved an Agreement and Plan of Reorganization for the Funds to convert into a newly-created series of the Elevation Series Trust. The Reorganizations are primarily being driven by the Advisor’s pursuit of operational efficiencies by transitioning to an administrator that services other products managed by the Advisor.

Updated Prospectus Web Address	https://www.true-shares.com/augz
TrueShares Structured Outcome September ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome September ETF
Class Name	TrueShares Structured Outcome September ETF
Trading Symbol	SEPZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome September ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/sepz. You can also request this information by contacting us at 1-877-774-8783.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-774-8783
Additional Information Website	https://www.true-shares.com/sepz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
TrueShares Structured Outcome September ETF	$40	0.79%
[9]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/sepz for more recent performance information.
Net Assets	$ 113,179,133
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$113,179,133
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Bills	91.2%
Purchased Options	8.7%
Money Market Funds	0.1%
Written Options	-0.2%
Cash & Other	0.2%

Top 10 Issuers	(%)
United States Treasury Bill	91.3%
SPDR S&P 500 ETF Trust	8.5%
First American Treasury Obligations Fund	0.1%

Material Fund Change [Text Block]
Other Material Fund Changes:
The LiFT Board has approved an Agreement and Plan of Reorganization for the Funds to convert into a newly-created series of the Elevation Series Trust. The Reorganizations are primarily being driven by the Advisor’s pursuit of operational efficiencies by transitioning to an administrator that services other products managed by the Advisor.

Updated Prospectus Web Address	https://www.true-shares.com/sepz
TrueShares Structured Outcome October ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome October ETF
Class Name	TrueShares Structured Outcome October ETF
Trading Symbol	OCTZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome October ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/octz. You can also request this information by contacting us at 1-877-774-8783.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-774-8783
Additional Information Website	https://www.true-shares.com/octz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
TrueShares Structured Outcome October ETF	$40	0.79%
[10]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/octz for more recent performance information.
Net Assets	$ 33,906,127
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$33,906,127
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Bills	92.4%
Purchased Options	7.6%
Money Market Funds	0.2%
Written Options	-0.5%
Cash & Other	0.3%

Top 10 Issuers	(%)
United States Treasury Bill	92.4%
SPDR S&P 500 ETF Trust	7.2%
First American Treasury Obligations Fund	0.2%

Material Fund Change [Text Block]
Other Material Fund Changes:
The LiFT Board has approved an Agreement and Plan of Reorganization for the Funds to convert into a newly-created series of the Elevation Series Trust. The Reorganizations are primarily being driven by the Advisor’s pursuit of operational efficiencies by transitioning to an administrator that services other products managed by the Advisor.

Updated Prospectus Web Address	https://www.true-shares.com/octz
TrueShares Structured Outcome November ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome November ETF
Class Name	TrueShares Structured Outcome November ETF
Trading Symbol	NOVZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome November ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/novz. You can also request this information by contacting us at 1-877-774-8783.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-774-8783
Additional Information Website	https://www.true-shares.com/novz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
TrueShares Structured Outcome November ETF	$40	0.79%
[11]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/novz for more recent performance information.
Net Assets	$ 30,986,145
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$30,986,145
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Bills	91.5%
Purchased Options	8.9%
Money Market Funds	0.1%
Written Options	-0.7%
Cash & Other	0.2%

Top 10 Issuers	(%)
United States Treasury Bill	91.6%
SPDR S&P 500 ETF Trust	8.2%
First American Treasury Obligations Fund	0.1%

Material Fund Change [Text Block]
Other Material Fund Changes:
The LiFT Board has approved an Agreement and Plan of Reorganization for the Funds to convert into a newly-created series of the Elevation Series Trust. The Reorganizations are primarily being driven by the Advisor’s pursuit of operational efficiencies by transitioning to an administrator that services other products managed by the Advisor.

Updated Prospectus Web Address	https://www.true-shares.com/novz
TrueShares Structured Outcome December ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome December ETF
Class Name	TrueShares Structured Outcome December ETF
Trading Symbol	DECZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome December ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/decz. You can also request this information by contacting us at 1-877-774-8783.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-774-8783
Additional Information Website	https://www.true-shares.com/decz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
TrueShares Structured Outcome December ETF	$40	0.79%
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Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/decz for more recent performance information.
Net Assets	$ 21,124,915
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$21,124,915
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Bills	94.7%
Purchased Options	5.5%
Money Market Funds	0.1%
Written Options	-1.3%
Cash & Other	1.0%

Top 10 Issuers	(%)
United States Treasury Bill	94.7%
SPDR S&P 500 ETF Trust	4.2%
First American Treasury Obligations Fund	0.1%

Material Fund Change [Text Block]
Other Material Fund Changes:
The LiFT Board has approved an Agreement and Plan of Reorganization for the Funds to convert into a newly-created series of the Elevation Series Trust. The Reorganizations are primarily being driven by the Advisor’s pursuit of operational efficiencies by transitioning to an administrator that services other products managed by the Advisor.

Updated Prospectus Web Address	https://www.true-shares.com/decz

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